Schedule of Investments

The 3D Printing ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.0%

Aerospace & Defense - 5.4%
ATI, Inc.*	487	$75,709
Carpenter Technology Corp.	178	76,220
General Electric Co.	3,610	1,046,647
L3Harris Technologies, Inc.	3,148	1,009,091
Moog, Inc., Class A	3,455	1,041,026
Total Aerospace & Defense		3,248,693

Automobile Components - 1.9%
Cie Generale des Etablissements Michelin SCA (France)	29,054	1,051,623
Dauch Corp.*	12,067	68,932
Total Automobile Components		1,120,555

Chemicals - 3.8%
Arkema SA (France)	1,049	76,332
Avient Corp.	2,015	74,716
Evonik Industries AG (Germany)	3,736	77,523
Titomic Ltd. (Australia)*	10,268,180	1,959,026
Toray Industries, Inc. (Japan)	10,290	73,681
Total Chemicals		2,261,278

Electrical Equipment - 1.8%
AMETEK, Inc.	4,186	985,803
SGL Carbon SE (Germany)*	15,730	80,585
Total Electrical Equipment		1,066,388

Electronic Equipment, Instruments & Components - 6.1%
Hexagon AB, Class B (Sweden)	88,975	956,365
Jabil, Inc.	245	82,685
Renishaw PLC (United Kingdom)	40,703	2,621,998
Total Electronic Equipment, Instruments & Components		3,661,048

Health Care Equipment & Supplies - 9.7%
Align Technology, Inc.*	5,264	926,517
Dentsply Sirona, Inc.	235,538	2,767,571
Straumann Holding AG (Switzerland)	19,606	2,120,314
Total Health Care Equipment & Supplies		5,814,402

Household Durables - 3.4%
Nikon Corp. (Japan)	184,258	2,032,599

Industrial Conglomerates - 5.2%
3M Co.	470	68,865
Siemens AG (Germany)	10,225	3,030,754
Total Industrial Conglomerates		3,099,619

Life Sciences Tools & Services - 4.0%
BICO Group AB (Sweden)*	1,022,629	2,381,362

Machinery - 20.3%
3D Systems Corp.*(a)	1,032,786	2,540,653
Kennametal, Inc.	1,979	76,607
Lincoln Electric Holdings, Inc.	4,193	1,111,145
OC Oerlikon Corp. AG (Switzerland)	251,718	1,100,169
Proto Labs, Inc.*	35,418	2,295,441
Sandvik AB (Sweden)	1,891	78,464
Stratasys Ltd.*	257,471	2,283,768
Velo3D, Inc.*(a)	194,753	2,727,516
Total Machinery		12,213,763

Metals & Mining - 2.4%
Kaiser Aluminum Corp.	7,530	1,283,338
Materion Corp.	455	83,634
voestalpine AG (Austria)	1,539	79,294
Total Metals & Mining		1,446,266
Investments	Shares	Value

Software - 23.6%
Autodesk, Inc.*	12,226	$2,897,562
Dassault Systemes SE (France)	130,212	2,918,171
Materialise NV (Belgium)*(b)	419,784	2,304,614
PTC, Inc.*	21,049	2,868,979
Synopsys, Inc.*	6,597	3,183,712
Total Software		14,173,038

Technology Hardware, Storage & Peripherals - 7.5%
HP, Inc.	113,869	2,375,307
Nano Dimension Ltd. (Israel)*(b)	1,247,498	2,158,172
Total Technology Hardware, Storage & Peripherals		4,533,479

Trading Companies & Distributors - 3.9%
Xometry, Inc., Class A*	46,048	2,360,881
Total Common Stocks
(Cost $69,721,297)		59,413,371
PREFERRED STOCK–0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA (Germany)
(Cost $99,495)	959	69,895

MONEY MARKET FUND–0.4%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.54%(c)
(Cost $260,622)	260,622	260,622
Total Investments–99.5%
(Cost $70,081,414)		59,743,888
Other Assets in Excess of Liabilities–0.5%		308,776
Net Assets–100.0%		$60,052,664

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $3,950,000; total market value of the collateral held by the fund was $3,625,957. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $3,625,957.
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of April 30, 2026.

Schedule of Investments (continued)

The 3D Printing ETF

April 30, 2026 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2026, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$59,413,371	$–	$–	$59,413,371
Preferred Stock‡	69,895	–	–	69,895
Money Market Fund	260,622	–	–	260,622
Total	$59,743,888	$–	$–	$59,743,888

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.